TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of loss by tax jurisdictions

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss from PRC operations	1,771,273	1,517,437	1,215,179
Loss from non-PRC operations	134,599	161,376	495,140
Total losses before tax	1,905,872	1,678,813	1,710,319

Schedule of current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	42	—	—
Deferred tax benefits	(27,539)	(9,032)	(5,143)
Income tax benefits	(27,497)	(9,032)	(5,143)

Schedule of reconciliation of difference between PRC statutory income tax rate and the Group's effective income tax rate

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.8)%	(2.4)%	(7.3)%
Changes in valuation allowance	(24.7)%	(26.0)%	(20.7)%
Super deduction of research and development expenses	2.4%	3.4%	3.9%
Expired tax loss	—	—	(0.2)%
True up	—	—	(0.2)%
Other expenses not deductible for tax purposes	0.5%	0.5%	(0.2)%
Effective tax rate	1.4%	0.5%	0.3%

Schedule of deferred tax assets and deferred tax liabilities

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	1,384,440	1,805,739	2,156,396
- Allowance for doubtful accounts	79	—	—
- Inventories valuation allowance	408	75	149
- Impairment provision for property and equipment	2,120	—	—
- Impairment provision for other non-current assets	1,039	1,039	1,039
- Accrued expenses	16,168	34,372	33,538
- Advertising expenses	—	—	4,748
Less: Valuation allowance	(1,404,254)	(1,841,225)	(2,195,870)
Net deferred tax assets	—	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	52,733	43,701	38,558
Total deferred tax liabilities	52,733	43,701	38,558

Schedule of movement of valuation allowance

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	934,327	1,404,254	1,841,225
Addition	469,927	436,971	354,645
Balance at end of the year	1,404,254	1,841,225	2,195,870